Segment Information (Segment Reporting On Individual Countries Total Revenues Long-Lived Assets ) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Revenues	$ 1,696.8	$ 1,888.9	$ 2,242.6
Long-lived Assets	5,049.9	4,477.3	3,871.3
United States [Member]
Segment Reporting Information [Line Items]
Revenues	421.3	263.0	461.4
Long-lived Assets	1,993.3	1,806.7	1,663.6
Australia [Member]
Segment Reporting Information [Line Items]
Revenues	225.3	188.7	97.0
Long-lived Assets	194.9	175.0	274.4
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenues	219.0	353.2	478.3
Long-lived Assets	429.2	457.4	309.0
Mexico [Member]
Segment Reporting Information [Line Items]
Revenues	179.8	159.5	53.9
Long-lived Assets	259.3	229.3	41.2
Indonesia [Member]
Segment Reporting Information [Line Items]
Revenues	56.8	72.3	254.2
Long-lived Assets	134.6	50.2	153.9
Singapore [Member]
Segment Reporting Information [Line Items]
Long-lived Assets	1,235.6	720.1	550.5
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenues	594.6	852.2	897.8
Long-lived Assets	$ 803.0	$ 1,038.6	$ 878.7